Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
CASH FLOW FROM OPERATING ACTIVITIES
Net profit for the year	R$ 126,338	R$ 27,310	R$ 7,989
Adjustments to reconcile profit for the year
Depreciation and amortization	23,222	15,027	21,957
Gain from changes in fair value of assets due to spin-off	(5,098)
Gain on sale of farm	(39,817)	(26,716)
Currency translation adjustment of joint venture spin-off	(30,616)
Residual value of property, plant and equipment and intangible assets disposed	433	1,896	208
Write-off of capitalized costs in investment properties	10,793	8,246	12
Share of profit (loss) of a joint venture	(14,671)	4,425	511
Unrealized (gain) loss on derivatives, net	(1,772)	(1,513)	(1,196)
Unrealized foreign exchange loss (gain), monetary variation and financial charges, net	12,191	(8,546)	(23,960)
Gain on remeasurement of receivable from sale of farms, net	(12,721)	(8,029)	(9,850)
Share-based incentive plan - ILPA	844
Deferred income and social contribution taxes	21,044	1,814	(14,547)
Loss (Gain) arising from changes in fair value of biological assets and agricultural products	(99,083)	(12,266)	12,632
Adjustments to net realizable value of agriculutural products	(883)	1,655	(659)
Allowance for doubtful accounts	(133)	(516)	(314)
Provision (Reversal of provision)for legal claims	(387)	139	(2,229)
Discount on the payment of Alto Taquari farm			(2,277)
Total	(10,316)	2,926	(11,723)
Changes in working capital
Trade accounts receivable	(6,746)	(7,297)	46,895
Inventories	(58,442)	(6,329)	11,156
Biological assets	60,312	5,576	(19,197)
Recoverable taxes	1,943	2,754	(964)
Derivative financial instruments	(16,982)	18,996	(9,686)
Other receivables	(2,356)	3,779	(882)
Trade accounts payable	11,178	24,996	6,544
Related parties	(2,338)	16,714	(1,127)
Taxes payable	1,718	(2,769)	(10,216)
Income tax and social contribution	1,323	(970)	(7,422)
Salaries and payroll	2,787	2,657	(2,359)
Advances from customers	15,540	5,353	(7,219)
Other liabilities	115	(1,335)	(240)
Net cash flows from (used in) operating activities	(2,264)	65,051	(6,440)
CASH FLOW FROM INVESTING ACTIVITIES
Addition to property, plant and equipment and intangible assets	(43,105)	(25,478)	(12,442)
Addition on investment properties	(23,861)	(119,150)	(10,745)
Redemption of (Investment in) marketable securities	(4,001)	125,090	172,960
Cash received from sales of farms and assets	5,267	6,011
Net cash flows from (used in) investing activities	(65,700)	(13,527)	149,773
CASH FLOW FROM FINANCING ACTIVITIES
Payments of installments of financed acquisition of farm	(15,559)		(27,394)
Proceeds from loans, financing and debentures	270,310	39,469	71,566
Interest paid on loans, financing and debentures	(10,347)	(6,327)	(8,425)
Payment of loans and financing	(105,408)	(48,308)	(82,270)
Treasury stock acquired	(610)	(14,721)	(39,653)
Proceeds from the exercise of granted stock			2,096
Dividends paid	(12,972)	(32,043)	(80,669)
Net cash flows from (used in) financing activities	125,414	(61,930)	(164,749)
Increase (decrease) in cash and cash equivalents	57,450	(10,406)	(21,416)
Effect of exchange rate variation on cash and cash equivalents	3,066
Cash and cash equivalents at beginning of year	43,798	54,204	75,620
Cash and cash equivalents at end of year	104,314	43,798	54,204
Total cash and cash equivalents	R$ 60,516	R$ (10,406)	R$ (21,416)